UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21384

New River Funds

(Exact name of registrant as specified in charter)

1881 Grove Avenue, Radford, VA

24141

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

8/31

Date of reporting period: 11/30/06

Item 1.  Schedule of Investments.

New River Funds
Core Equity Fund - Schedule of Investments (Unaudited)
November 30, 2006

	Shares	Market Value
COMMON STOCKS- 96.84%
Aerospeace/Defense - 3.14%
Goodrich Corp.	5,125	$ 230,625

Beverages - 3.20%
PepsiCo, Inc.	3,790	234,866

Biotechnology - 3.47%
Amgen, Inc.*	3,585	254,535

Building Materials - 3.15%
Cemex SAB de C.V. ADR*	7,100	231,034

Commercial Services - 1.91%
Western Union Co.*	6,145	140,106

Computer Services - 6.03%
Affiliated Computer Services, Inc.-Class A*	5,680	287,124
First Data Corp.	6,145	155,161
		442,285
Computer Software & Programming - 3.57%
Check Point Software Technologies Ltd.*	11,450	262,205

Conglomerates - 3.12%
General Electric Co.	6,500	229,324

Construction Services - 2.48%
Toll Brothers, Inc.*	5,655	182,091

Finance-Consumer Loans - 3.03%
SLM Corp.	4,850	222,324

Financial Services - 12.93%
Capital One Financial Corp.	3,150	245,322
Franklin Resources, Inc.	2,940	313,816
Goldman Sachs Group, Inc.	2,000	389,600
		948,738
Food - 3.01.%
Nestle SA ADR	2,500	220,671

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited)- Continued
November 30, 2006

	Shares	Market Value
Insurance - 8.70%
Allstate Corp.	5,730	$ 363,741
UnitedHealth Group, Inc.	5,608	275,241
		638,982
Medical- Products - 3.22%
Biomet, Inc.	6,250	236,313

Miscellanoues Manufactures - 2.98%
Ingersoll-Rand Co., Ltd.-Class A	5,600	218,456

Oil & Gas - 11.20%
Devon Energy Corp.	3,665	268,901
Exxon Mobil Corp.	3,455	265,379
GlobalSantaFe Corp.	4,801	288,060
		822,340
Pharmaceuticals - 2.45%
Cardinal Health, Inc.	2,780	179,644

Retail - 6.69%
Best Buy, Inc.	4,512	248,025
Wal-Mart Stores, Inc.	5,280	243,408
		491,433
Telecommunications - 6.59%
Cisco Systems, Inc.*	9,600	258,048
Corning, Inc.*	10,480	225,949
		483,997
Telephone - 2.68%
Verizon Communications, Inc.	5,625	196,538

Transportation - 3.29%
Fedex Corp.	2,090	241,249

TOTAL COMMON STOCKS (Cost $6,147,950)		7,107,756

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited)- Continued
November 30, 2006

	Shares	Market Value
SHORT TERM INVESTMENTS - 2.82%
Bank of New York Hamilton Fund Premier Class, 4.92%
(Cost $207,261)	207,261	$ 207,261

TOTAL INVESTMENTS (Cost $6,355,211) - 99.66%		7,315,017
Cash and Other assets less liabilities - 0.34%		25,077
NET ASSETS - 100.00%		$ 7,340,094

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 1,012,260
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(52,454)
Net unrealized appreciation		$ 959,806

*Non-income producing security
ADR-American Depository Receipt.

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)
November 30, 2006

	Shares	Market Value
COMMON STOCKS- 92.44%
Apparel Manufacturers - 4.95%
Columbia Sportswear Co.	34,560	$ 2,033,856

Basic Materials - 6.61%
Caraustar Industries, Inc *	115,315	905,223
Quanex Corp.	48,840	1,812,452
		2,717,675
Chemicals - 4.91%
Lubrizol Corp.	42,645	2,018,814

Coal - 2.22%
James River Coal Co.*	87,800	911,364

Construction Services - 5.23%
URS Corp.*	48,705	2,150,813

Diversified Manufacturing - 5.33%
Trinity Industries, Inc.	57,905	2,188,809

Energy - 9.64%
Newfield Exploration Co.*	42,668	2,123,586
OGE Energy Corp.	46,920	1,840,203
		3,963,789
Environmental Control - 3.03%
Darling International, Inc. *	273,250	1,246,020

Financial Services - 4.99%
Affiliated Managers Group*	20,100	2,052,411

Food Processing - 4.48%
Smithfield Foods, Inc.*	69,835	1,842,247

Healthcare - 2.77%
America Service Group, Inc.*	71,645	1,139,872

Machinery - 15.69%
AGCO Corp.*	78,520	2,452,180
Cascade Corp.	38,375	2,010,850
Flowserve Corp.*	36,900	1,986,696
		6,449,726

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)- Continued
November 30, 2006

	Shares	Market Value

Recreational Products - 3.60%
Polaris Industries, Inc.	32,835	$ 1,478,232

Retail - 4.73%
Pier One Imports, Inc.	97,480	648,242
Tractor Supply Co.*	27,200	1,294,720
		1,942,962
Savings & Loans - 4.30%
Washington Federal, Inc.	76,042	1,767,216

Telecommunications Equipment - 9.96%
Andrew Corp.*	164,400	1,639,068
Newport Corp.*	113,030	2,456,142
		4,095,210

TOTAL COMMON STOCKS (Cost $33,018,332)		37,999,016

SHORT TERM INVESTMENTS - 7.65%
Bank of New York Hamilton Fund Premier Class, 4.92%	3,147,008	3,147,008
(Cost $3,147,008)

TOTAL INVESTMENTS (Cost $36,165,340) - 100.09%		41,146,024
Cash and Other assets less liabilities - (0.09)%		(38,502)
NET ASSETS - 100.00%		$ 41,107,522

*Non-income producing security

At November 30, 2006, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 8,201,112
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(3,220,428)
Net unrealized appreciation		$ 4,980,684

*Non-income producing security

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New River Funds

By   /s/ Robert Patzig

       Robert Patzig, Principal Executive Officer

Date

1/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Robert Patzig

        Robert Patzig, Principal Executive Officer

Date

1/25/07

By   /s/ Doit L. Koppler II

       Doit L. Koppler II, Principal Financial Officer

Date

1/25/07